SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION PLAN
SHARE-BASED COMPENSATION PLAN

22.SHARE-BASED COMPENSATION PLAN

For year ended December 31, 2020, the Company had 3 (three) share-based, long-term compensation plans, (i) Phantom stock option plan (“PS”) and (ii) Share Appreciation Rights (“SAR”), both settled in local currency and (iii) common stock options, settled in shares.

22.1.Long term compensation plans (“PS and SAR”)

Certain executives and key members of the Management have a long-term compensation plan linked to the share price with payment in cash.

Throughout 2020, the Company granted the SAR and PLUS (Share Appreciation Rights) (“SAR”) plans of phantom stock options. In this plan, the beneficiaries should invest 5% of the total amount corresponding to the number of options of phantom shares at the grant date and 20% after 3 (three) years to acquire the option. The Company also granted long-term incentive plans to its key members as part of its retention policy. In this program, the beneficiary does not make any investment.

The vesting period of options may vary from 3 (three) to 5 (five) years, as of the grant date, in accordance with the characteristics of each plan.

The price of the share is calculated based on the average share quote of the 90 previous trading sessions starting from the closing quote on the last business day of the month prior to the month of the grant. The installments of these programs will be adjusted by the variation in the price of the SUZB3 at B3, between the granting and the payment period. On dates when the SUZB3 shares is not traded, the quote of the previous trading session will be considered.

The phantom share options will only be due if the beneficiary is an employee of the Company on the payment date. In case of termination of the employment by initiative of the Company or by initiative of the beneficiary, before the vesting period is completed, the executive will not be entitled to receive all benefits, unless otherwise established in the agreements.

The rollforward is set forth below:

	December 31,	December 31,	December 31,
	2020	2019	2018
	Number of shares
Beginning balance	5,996,437	5,045,357	5,055,519
Granted during of the year	1,770,384	2,413,038	1,415,476
Exercised (1)	(1,789,413)	(827,065)	(751,859)
Exercised due to resignation (1)	(21,253)	(106,983)	(153,601)
Abandoned / prescribed due to resignation	(183,799)	(527,910)	(520,178)
Ending balance	5,772,356	5,996,437	5,045,357
1)

The average price for share options exercised and exercised due to termination of employment, for  the year ended December 31, 2020 was R$43.14 (forty-three Brazilian Reais and fourteen cents) (R$31.75 (thirty-one Brazilian Reais and seventy-five cents) as of December 31, 2019).

On December 31, 2020, the consolidated outstanding phantom shares option plans are as set forth below:

December 31, 2020
				Quantity of
			Fair value on	outstanding
Plan	Grant date	Exercise date	grant date (1)	options granted
SAR 2016	April 1, 2016	April 1, 2021	R$15.96	6,972
PLUS 2016	April 1, 2016	April 1, 2021	R$15.96	4,177
SAR 2017	April 3, 2017	April 3, 2022	R$13.30	121,555
PLUS 2017	April 3, 2017	April 3, 2022	R$13.30	25,061
ILP 2017 - 48	April 3, 2017	April 3, 2021	R$13.30	304,512
ILP 2017 - 60	April 3, 2017	April 3, 2022	R$13.30	304,512
Deferral 2017	March 1, 2018	March 1, 2021	R$19.88	162,887
Deferral 2017	March 1, 2018	March 1, 2022	R$19.88	162,887
SAR 2018	April 2, 2018	April 2, 2023	R$21.45	677,627
PLUS 2018	April 2, 2018	April 2, 2023	R$21.45	74,592
ILP 2019 - 24	March 1, 2019	March 1, 2024	R$41.10	520,000
ILP 2019 - 36	March 1, 2019	March 1, 2024	R$41.10	520,000
Deferral 2018	March 1, 2019	March 1, 2022	R$41.10	88,632
Deferral 2018	March 1, 2019	March 1, 2023	R$41.10	88,632
ILP 2019 - 36 H	March 25, 2019	March 25, 2024	R$42.19	7,500
ILP 2019 - 48 H	March 25, 2019	March 25, 2024	R$42.19	7,500
ILP 2019 - 24 Apr	01/ April, 2019	01/ April, 2024	R$42.81	20,000
ILP 2019 - 36 Apr	01/ April, 2019	01/ April, 2024	R$42.81	20,000
SAR 2019	01/ April, 2019	01/ April, 2024	R$42.81	747,848
PLUS 2019	01/ April, 2019	01/ April, 2024	R$42.81	15,572
ILP - Retention 2019 - 24	October 1, 2019	October 1, 2021	R$31.86	93,518
ILP 2019 - 24 Oct	October 1, 2019	October 1, 2021	R$31.75	7,800
ILP 2019 - 36 Oct	October 1, 2019	October 1, 2022	R$31.75	19,500
ILP 2019 - 48 Oct	October 1, 2019	October 1, 2023	R$31.75	11,700
ILP 2020 - 36 Apr	April 1, 2020	April 1, 2023	R$38.50	43,705
ILP 2020 - 12 Apr	April 1, 2020	April 1, 2021	R$38.50	25,500
ILP 2020 - 24 Apr	April 1, 2020	April 1, 2022	R$38.50	21,250
SAR 2020	April 1, 2020	April 1, 2025	R$38.50	729,421
ILP 2020 - 36 Apr	April 1, 2020	April 1, 2023	R$38.50	38,961
ILP 2020 - 12 Jul	July 1, 2020	July 1, 2021	R$37.74	1,060
ILP 2020- 48 Condition A	May 1, 2020	April 30, 2024	R$38.34	595,000
ILP 2020- 48 Condition B	May 1, 2020	April 30, 2024	R$38.34	127,500
ILP 2020- 48 Condition C	May 1, 2020	April 30, 2024	R$38.34	127,500
ILP - Retention 2020 - 36 Oct 1	October 1, 2020	October 1, 2023	R$38.79	36,650
ILP - Retention 2020 - 36 Oct 2	October 1, 2020	October 1, 2023	R$43.14	5,871
ILP Hiring/Retention Bonus 2020 - 36 Oct	October 1, 2020	October 1, 2023	R$43.14	6,954
				5,772,356
(1)	Amounts expressed in Reais.

22.2.Common stock option plan

Additionally, in 2020 the Company established a Restricted Shares plan based on the Company's performance (Program 6). The Plan associates the quantity of Restricted Shares granted to the Company's performance in relation to the operating cash generation target. The quantity of the restricted stock granted is defined in financial terms and is subsequently converted into shares based on the last 60 (sixty) stock exchange trading days on December 31, 2020 of SUZB3 at B3.

After measurement of operating cash generation 2020, the Restricted Shares will be granted immediately, as they not have to comply to the vesting period. However, the beneficiaries of the grant must comply to the lockup period of thirty-six (36) months during which they will not be able to market the shares.

In the event that the beneficiaries leave the Company before the end of the fiscal year for the measurement of operating cash generation,  they will lose the right to the grant of Restricted Share.

The position is set forth below:

		Deadline for the
		options to become	Price on		Shares	Restricted year for
Program	Date of grant	exercisable	grant date		Granted	transfer of shares
Program 4	01/02/2018	01/02/2019	R$	39.10	130,435	01/02/2022

22.3.Measurement assumptions

In the case of the phantom shares plan, since the settlement is in cash, the fair value of options is remeasured at the end of each period based on the Monte Carlo Method (“MMC”), which is multiplied by the Total Shareholder Return (“TSR”) in the period (which varies between 75% and 125%, depending on the performance of SUZB3 in relation to its peers in Brazil).

The fair value of the plan of common shares of Program 6, was estimated based on the binomial probability model, which considers the dividends distribution rate and the following assumptions:

(i)

the expectation of volatility was calculated for each exercise date, considering the remaining time to complete the vesting year, as well as the historical volatility of returns, using the GARCH model for calculating volatility;

(ii)	the expectation of average life of phantom stocks and stock options was defined by the remaining term until the limit exercise date;
(iii)	the expectation of dividends was defined based on historical earnings per share of the Suzano;
(iv)

risk-free weighted average interest rate used was the Brazilian Reais yield curve (DI expectation) observed on the open market, which is the best comparison basis with the Brazilian market risk-free interest rates. The rate used for each exercise date changes according to the vesting year.

The amounts corresponding to the services received and recognized are set forth below:

	Liabilities and equity		Income statement
	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2018
Non-current liabilities
Provision for phantom stock plan	195,135	136,505	(151,985)	(46,389)	(126,439)
Shareholders' equity
Stock option granted	10,612	5,979	(4,632)	(879)	(5,170)
Total general and administrative expenses from share-based transactions			(156,617)	(47,268)	(131,609)